CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Net Income (Loss) Attributable to Parent [Abstract]
Net income	$ 72,582	$ 104,751	$ 203,516	$ 160,812	$ 177,333	$ 364,328
Other comprehensive (loss) / income, net of tax:
Currency translation adjustment	(14,791)	(26,495)	104,428	59,158	(41,286)	163,586
Movement on cash flow hedge	0		0	(2,420)	0	(2,420)
Total comprehensive income	$ 57,791	$ 78,256	$ 307,944	$ 217,550	$ 136,047	$ 525,494